PROPERTY AND EQUIPMENT	12 Months Ended
Mar. 31, 2019
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

5.PROPERTY AND EQUIPMENT

Property and equipment recorded on the Company’s consolidated balance sheets as of March 31, 2018 and 2019, consists of the following:

	Thousands of Yen
	2018	2019
Leasehold improvements	¥299,614	¥336,537
Furniture and fixtures	133,375	136,540
Computers	1,254,982	1,413,276
Assets held under capital lease, principally office equipment	253,905	264,115
Motor vehicles and transport equipment	9,653	10,045
Other	―	12,550
Total	1,951,529	2,173,063
Accumulated depreciation	(1,195,647)	(1,440,777)
Property and equipment —net	¥755,882	¥732,286

For the years ended March 31, 2017, 2018 and 2019, the Company recognized depreciation expenses of ¥351,834 thousand, ¥352,318 thousand and ¥281,969 thousand, respectively.

The Company recognized no impairment loss on long-lived assets for the years ended March 31, 2017 and 2019.

The Company recognized an impairment loss of ¥34,600 thousand on certain long-lived assets for the year ended March 31, 2018, which was included in “Selling, general and administrative expenses.” The impairment loss on long-lived assets for the year ended March 31, 2018 consisted of software and computers, which were owned by FRONTEO Healthcare, Inc., a subsidiary of FRONTEO. The amount of impairment was determined based on projected future cash flows of the assets. The impairment is recognized because the assets are no longer expected to be used in the future.